Taxation - Significant Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Deferred tax assets:
Tax losses carried forward	¥ 125,113		¥ 282,984
Carryforwards of un-deducted advertising expenses	329,868		167,812
Accruals and other liabilities	8,394		5,773
Provision for doubtful accounts	4,312		7,879
Impairment of available-for-sale investments	900		1,255
Less: valuation allowance	(468,587)		(465,703)	¥ (540,973)	¥ (752,907)
Net deferred tax assets	0		0
Deferred tax liabilities:
Recognition of intangible assets arisen from business combination and unrealized holding gain	3,369		12,112
Net deferred tax liabilities	¥ 3,369	$ 491	¥ 12,112